Expense Example	Dec. 31, 2025 USD ($)
Symmetry Panoramic US Equity Fund | Class I Shares, Symmetry Panoramic US Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	1,020
Symmetry Panoramic International Equity Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,402
Symmetry Panoramic Global Equity Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	1,161
Symmetry Panoramic Tax Managed Global Equity Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,417
Symmetry Panoramic US Systematic Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	896
Symmetry Panoramic Municipal Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	1,309
Symmetry Panoramic Global Systematic Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	947
Symmetry Panoramic Alternatives Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	1,396
Expense Example, with Redemption, 5 Years	2,500
Expense Example, with Redemption, 10 Years	$ 5,215